ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Nugene International, Inc (formerly Bling Marketing) was incorporated in Nevada. On March 24, 2022, Livento Group LLC announced the acquisition of NUGN and confirmed a change in its business model, redirecting its focus to Livento’s three primary sectors: real estate finance & development, artificial intelligence, machine learning technology, and film and television production.

Livento Group LLC was acquired by Nugene International Inc, and the transaction was accounted for on a historical cost basis of Nugene International Inc i.e. (Ultimate Parent Basis). The Members capital of Livento Group LLC was recorded in the Additional paid in capital of Nugene International Inc.

Livento Group LLC was incorporated on 01/10/2020 in Delaware, USA. The business purpose of the company is management and business holding company for real estate and artificial intelligence services. Its focus in real estate is on residential development in Czech Republic and in artificial intelligence development of portfolio software used by asset managers to determine best mix of stocks from selected index.

Change in Control

In March, 2022, Ms. Hoffman sold her Series A Preferred stock in the Company and certain shares of Series C Preferred Stock to Livento Group, LLC, a limited liability company formed by Mr. Stybr in 2020, for $200,000. Also in March 2022, Mr. Stybr, agreed to contribute Livento Group, LLC to the Company in exchange for a transfer to him of the Series A Preferred Stock which gave Mr. Stybr voting control of the Company. Mr. Stybr was the sole member and manager of Livento Group LLC prior to such transfer, and has over $19,000,000 invested in the entity. The Series C Preferred Stock purchased by Livento Group, LLC was cancelled shortly after it was acquired by Livento. Following such cancellation, Livento Group LLC, and Mr. Stybr, owned/controlled 100 shares of Series A Preferred Stock of the Company, which has 51% voting rights. As a result of these transactions our current operations are the operations of Livento Group, LLC.

The company’s registered office is located in the State of Delaware, 19 Holly Cove Ln., City of Dover, Kent, 19901, Head office on 17 State Street, Suite 4000, New York, NY, 10004.

The Company’s founder and director is David Stybr